MERRILL LYNCH
MIDDLE EAST/
AFRICA FUND, INC.



[FUND LOGO]
STRATEGIC
          Performance



Quarterly Report

February 28, 1998



Officers and Directors
Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Grace Pineda, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
James W. Harshaw, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863



Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Middle East/Africa
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                          #18413 -- 2/98



[RECYCLE LOGO]
Printed on post-consumer recycled paper



MERRILL LYNCH MIDDLE EAST/AFRICA FUND, INC.

[GRAPHIC OMITTED: A MAP OF ASSET ALLOCATION AS A PERCENTAGE* OF NET ASSETS AS OF FEBRUARY 28, 1998]

Asset Allocation
As a Percentage* of
Net Assets as of
February 28, 1998

A map illustrating the following percentages:

GHANA                 4.0%

MOROCCO               4.9%

SOUTH AFRICA         42.5%

BOTSWANA              1.4%

TURKEY               14.7%

ISRAEL                7.4%

LEBANON               4.9%

JORDAN                1.0%

EGYPT                12.9%

ZIMBABWE              1.7%

* Total may not equal 100%.



Merrill Lynch Middle East/Africa Fund, Inc., February 28, 1998

DEAR SHAREHOLDER

During the three-month period ended February 28, 1998, total returns for Merrill Lynch Middle East/Africa Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +2.20%, +2.01%, +2.00% and +2.25%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3 -- 4 of this report to shareholders.) The unmanaged Morgan Stanley Capital International Indexes (MSCI) for the largest equity markets in the region -- Israel, South Africa and Turkey -- registered returns of - 4.38%, +6.88% and +2.94%, respectively, for the three months ended February 28, 1998. In addition, the unmanaged J.P. Morgan Securities South African Bond Index rose 6.59% (in US dollars) for the same three-month period. Beneficial to performance was the Fund's underweighted position in Israel and its overweighted position in Turkey. Detrimental to performance was the Fund's underweighted position in South Africa.

Investment Review and Activities
The Fund's largest weighting remained South Africa, whose market was up 6.88% as measured by the MSCI -- South Africa for the three-month period ended February 28, 1998. In South Africa, the outlook is for somewhat improved, though still modest, economic growth, with the consensus for 1998 targeting growth at 2.00% -- 2.25%. Inflation is projected to stabilize in the 6% -- 7% range, and a further decline in interest rates is expected. Also, it was anticipated that El Nino would cause a severe drought. This drought never materialized; therefore, no severe pressure was put on food prices, as investors had originally feared. There may also be scope for further liberalization of exchange rate policy, since initial liberalization of the rand in July 1997 did not lead to any massive capital outflow. We would include among the remaining risks a further slide in the prices of gold and other mining commodities, and speculation against the rand. This speculation could occur because, while international reserve levels are healthier than they have been traditionally, they are still relatively low by international standards.

In South Africa, positive trends in terms of falling inflation and declining interest rates buoyed such sectors as banks and insurance companies. For example, First National Bank Holdings, Ltd., a Fund holding, is the third largest bank in South Africa in terms of total assets, and is a leader in both installment credit and the leasing market. Over the past few years, the bank reduced its cost structure, selling off weak subsidiaries and streamlining its operations.

According to the MSCI, the Turkish market posted a relatively small gain (+2.94%) over the last three months because the underlying fundamentals there remain troublesome. Momentum behind economic reform continues to be slow. Furthermore, uncertainty over the durability of the minority Yilmaz government, which took over after the Islamist Refah Party was banned in January, is high. The government targets a decline in wholesale price inflation from 91% in December 1997 to 50% by December 1998, but worse-than-expected inflationary figures were reported for January. Also, hopes of a successful conclusion to International Monetary Fund talks waned during the February quarter, while the threat of renewed conflict in Iraq also hung heavily over the market.

The Iraqi situation also had a negative impact on the Egyptian and Israeli markets, which declined during the February quarter by 6.4% and 4.4%, respectively, according to the MSCI. With few new developments in Egypt and the religious holiday of Ramadan in late January resulting in lower trading volume, the Egyptian market drifted downward for much of the three-month period. Also affecting the market was speculation on a possible devaluation of the Egyptian pound. Bank stocks were especially hard hit as investors became concerned that recent regulations would do away with the tax-exempt status for much of the banks' securities portfolios, as well as curb loan growth. In Israel, the shekel was tested during the February quarter with the resignation of finance minister David Levy, as well as the failure of the original 1998 budget. However, the Bank of Israel's dollar purchases helped to stabilize the currency until the budget was passed. On a positive note, foreign inflows into the market came as the Israeli government continued with privatizations, notably Bank Hapoalim, Ltd. Bank Hapoalim and Bank Leumi Le-Israel represent significant holdings for the Fund in Israel.

In Conclusion
The volatility experienced by emerging markets in general continued throughout the February quarter, but to a much lesser extent. We saw an overall nervousness among investors, which kept stock trading volume low and sentiment uneasy. While for the most part markets in the Middle East/Africa regions have weathered the most recent storm well, all of the emerging markets continue to be characterized by a heightened fragility. For this reason we would remind our shareholders that investing in these markets requires a long-term view and a tolerance for volatility. With this in mind, we thank you for your investment in Merrill Lynch Middle East/Africa Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/GRACE PINEDA
Grace Pineda
Senior Vice President and
Portfolio Manager

March 26, 1998



PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing sm System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class
D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Any class of shares redeemed during the first 12 months after purchase will be charged a redemption fee of 2.0%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual
Total Return

                         % Return Without          % Return With
                           Sales Charge            Sales Charge**
Class A Shares*
Year Ended 12/31/97           +21.33%                 +12.74%
Inception (12/30/94)
through 12/31/97              + 7.41                  + 5.49

 * Maximum sales charge is 5.25%. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
** Assuming maximum sales charge.


                             % Return                % Return
                           Without CDSC             With CDSC**
Class B Shares*
Year Ended 12/31/97           +19.95%                 +13.62%
Inception (12/30/94)
through 12/31/97              + 6.27                  + 5.97

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                             % Return                % Return
                           Without CDSC             With CDSC**
Class C Shares*
Year Ended 12/31/97           +20.43%                 +17.09%
Inception (12/30/94)
through 12/31/97              + 6.37                  + 6.37

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                         % Return Without          % Return With
                           Sales Charge            Sales Charge**
Class D Shares*
Year Ended 12/31/97           +20.94%                 +12.38%
Inception (12/30/94)
through 12/31/97              + 7.10                  + 5.19

 * Maximum sales charge is 5.25%. Maximum redemption fee is 2% and is reduced to 0% after 1 year.
** Assuming maximum sales charge.





Recent
Performance
Results*

                                                                                12 Month         3 Month        Since Inception
                                                                              Total Return     Total Return       Total Return

ML Middle East/Africa Fund, Inc. Class A Shares                                  +3.14%           +2.20%             +27.81%
ML Middle East/Africa Fund, Inc. Class B Shares                                  +2.10            +2.01              +23.67
ML Middle East/Africa Fund, Inc. Class C Shares                                  +2.47            +2.00              +24.04
ML Middle East/Africa Fund, Inc. Class D Shares                                  +3.01            +2.25              +26.83

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 12/30/94.






                                                               Merrill Lynch Middle East/Africa Fund, Inc., February 28, 1998

SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)

                                           Shares Held/                                                            Percent of
Africa               Industries            Face Amount               Investments            Cost        Value      Net Assets

Botswana           Multi-Industry            106,802     Sechaba Breweries Ltd.           $85,845     $113,632         1.4%
                                                                                       ----------   ----------       -----
                                                         Total Investments in Botswana     85,845      113,632         1.4
                                                                                       ==========   ==========       =====

Ghana              Beverages & Tobacco       802,074     Guiness Ghana Ltd.               137,789      333,466         4.0
                                                                                       ----------   ----------       -----
                                                         Total Investments in Ghana       137,789      333,466         4.0
                                                                                       ==========   ==========       =====

Morocco            Banking                     3,428     Banque Marocaine du Commerce
                                                         Exterieure (GDR)(b)              116,045      221,893         2.7
                   Building Materials          2,000     Les Ciments de l'Oriental         87,576      181,529         2.2
                                                                                       ----------   ----------       -----
                                                         Total Investments in Morocco     203,621      403,422         4.9
                                                                                       ==========   ==========       =====

South Africa       Banking                     4,323     Nedcor Ltd. (GDR)(b)              82,321      125,976         1.5
                   Beverages                  10,231     South African Breweries Ltd.     298,069      287,048         3.5
                   Beverages & Tobacco        20,200     Rembrandt Group Ltd.             212,748      138,211         1.7
                   Broadcasting &
                   Publishing                 14,600     Nasionale Pers Beperk            133,662       97,530         1.2
                   Diversified                26,300     Billiton PLC (c)                  95,069       64,470         0.8
                                              16,000     Billiton PLC (ADR)(a)(c)          58,450       38,500         0.5
                                              19,596     Johnnies Industrial Corp.,
                                                         Ltd.                             238,518      230,074         2.8
                                              10,350     Rembrandt Controlling
                                                         Investments Ltd.                  71,363       46,093         0.5
                                              23,100     Sasol Ltd.                       297,437      197,332         2.4
                                                                                       ----------   ----------       -----
                                                                                          760,837      576,469         7.0
                   Financial Services         13,050     First National Bank Holdings,
                                                         Ltd.                              80,725      147,935         1.8
                   Foreign Government ZAL  6,950,000     South African Bond, 12% due
                   Obligations                           2/28/2005                      1,416,938    1,330,650        16.1

                   Insurance                   7,000     Liberty Life Association of
                                                         Africa Ltd.                      179,424      212,551         2.5
                   Merchandising              34,620     Pick'n Pay Stores Ltd.            39,456       56,625         0.7
                                                 705     Pick'n Pay Stores Ltd.
                                                         (N Shares)                         1,017        1,085         0.0
                                                                                       ----------   ----------       -----
                                                                                           40,473       57,710         0.7
                   Metals -- Non-Ferrous      63,075     Gencor Limited                   158,278      109,807         1.3
                                              22,571     Gencor Limited (ADR)(a)           55,535       39,280         0.5
                                                                                       ----------   ----------       -----
                                                                                          213,813      149,087         1.8
                   Mining                      2,660     Anglo American Corp. of South
                                                         Africa, Ltd. (ADR)(a)            167,592      112,385         1.3
                                               2,400     De Beers Centenary AG             77,488       47,611         0.6
                                               1,370     Gold Fields of South Africa
                                                         Ltd.                              35,013       17,888         0.2
                                                  36     JCI Company Limited                  367          195         0.0
                                                                                       ----------   ----------       -----
                                                                                          280,460      178,079         2.1
                   Retail                    114,688     Metro Cash & Carry Ltd.          100,854      123,046         1.5
                                              13,494     Pepkor Ltd. (Ordinary)            63,714       92,601         1.1
                                                                                       ----------   ----------       -----
                                                                                          164,568      215,647         2.6
                                                                                       ----------   ----------       -----
                                                         Total Investments in South
                                                         Africa                         3,864,038    3,516,893        42.5
                                                                                       ==========   ==========       =====

Zimbabwe           Beverages & Tobacco        81,232     Delta Corporation                 49,857       56,586         0.7
                   Entertainment & Leisure   183,782     Zimbabwe Sun International        72,119       42,105         0.5
                   Real Estate                55,667     Hippo Valley Estates              21,630       43,948         0.5
                                                                                       ----------   ----------       -----
                                                         Total Investments in Zimbabwe    143,606      142,639         1.7
                                                                                       ==========   ==========       =====
                                                         Total Investments in Africa    4,434,899    4,510,052        54.5
                                                                                       ==========   ==========       =====

MIDDLE
EAST

Egypt              Banking                     5,110     Commercial International Bank
                                                         (Egypt) S.A.E. (CIB)              60,437       85,716         1.0
                                               7,000     Commercial International Bank
                                                         (Egypt) S.A.E. (CIB)(GDR)(b)     185,500      115,850         1.4
                                                                                       ----------   ----------       -----
                                                                                          245,937      201,566         2.4
                   Beverages                   8,989     Al-Ahram (Pyramids) Beverages
                                                         (GDR)(b)                         139,329      290,794         3.5
                   Engineering &
                   Construction               11,810     Torah Portland Cement Company,
                                                         Egypt                            215,720      229,389         2.8
                   Housing                     1,270     Nasr City Company For Housing
                                                         & Reconstruction                  27,807       74,761         0.9
                   Industrial -- Other        24,300     Paints & Chemicals Industries
                                                         (PACHIN)(GDR)(b)                 285,525      273,375         3.3
                                                                                       ----------   ----------       -----
                                                         Total Investments in Egypt       914,318    1,069,885        12.9
                                                                                       ==========   ==========       =====

Israel             Banking                    86,852     Bank Hapoalim, Ltd.              139,943      203,527         2.5
                                             102,072     Bank Leumi Le-Israel             143,402      173,337         2.1
                                                                                       ----------   ----------       -----
                                                                                          283,345      376,864         4.6
                   Food Chain                 20,607     Supersol Ltd.                     55,496       66,535         0.8
                   Merchandising              17,458     Blue Square Chain Stores
                                                         Properties and Investments Ltd.   95,151      166,276         2.0
                                                                                       ----------   ----------       -----
                                                         Total Investments in Israel      433,992      609,675         7.4
                                                                                       ==========   ==========       =====

Jordan             Transportation Services     6,406     Aramex International Limited
                                                         (ADR)(a)                          48,286       77,673         1.0
                                                                                       ----------   ----------       -----
                                                         Total Investments in Jordan       48,286       77,673         1.0
                                                                                       ==========   ==========       =====

Lebanon            Banking                     6,300     Banque Audi (GDR)(b)             179,550      182,700         2.2
                                              12,000     Banque Libanaise (GDR)(b)        145,500      223,800         2.7
                                                                                       ----------   ----------       -----
                                                         Total Investments in Lebanon     325,050      406,500         4.9
                                                                                       ==========   ==========       =====

Turkey             Banking                 2,959,000     Akbank T.A.S. (Ordinary)         188,496      234,037         2.8
                                           4,290,000     Yapi ve Kredi Bankasi A.S.       103,740      141,302         1.7
                                                                                       ----------   ----------       -----
                                                                                          292,236      375,339         4.5
                   Building &
                   Construction            2,335,701     Adana Cimento Sanayii
                                                         (Class A)                         71,880      161,962         2.0
                   Building Products       1,823,053     Akcansa Cimento A.S.             274,573      244,928         3.0
                   Telecommunications      1,133,695     Northern Electric
                                                         Telekomunikasyon A.S. (NETAS)    427,433      432,370         5.2
                   Equipment                                                           ----------   ----------       -----
                                                         Total Investments in Turkey    1,066,122    1,214,599        14.7
                                                                                       ==========   ==========       =====
                                                         Total Investments in the
                                                         Middle East                    2,787,768    3,378,332        40.9
                                                                                       ==========   ==========       =====

Short-Term                                   Face
Securities                                  Amount

                   Commercial Paper*    US$  101,000     General Motors Acceptance
                                                         Corp., 5.69% due 3/02/1998       100,968      100,968         1.2
                                                                                       ----------   ----------       -----
                                                         Total Investments in
                                                         Short-Term Securities            100,968      100,968         1.2
                                                                                       ==========   ==========       =====

                   Total Investments                                                   $7,323,635    7,989,352        96.6
                                                                                       ==========

                   Other Assets Less Liabilities                                                       279,836         3.4
                                                                                                    ----------       -----
                   Net Assets                                                                       $8,269,188       100.0%
                                                                                                    ==========       =====

                   Net Asset Value:     Class A -- Based on net assets of $931,330 and
                                        86,206 shares outstanding                                       $10.80
                                                                                                    ==========
                                        Class B -- Based on net assets of $5,567,720
                                        and 515,583 shares outstanding                                  $10.80
                                                                                                    ==========
                                        Class C -- Based on net assets of $694,619 and
                                        64,237 shares outstanding                                       $10.81
                                                                                                    ==========
                                        Class D -- Based on net assets of $1,075,519
                                        and 99,617 shares outstanding                                   $10.80
                                                                                                    ==========

 *  Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
(a) American Depositary Receipts (ADR).
(b) Global Depositary Receipts (GDR).
(c) Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issue is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.




PORTFOLIO INFORMATION

            As of February 28, 1998

                                                  Percent of
Ten Largest Holdings (Equity Investments)        Net Assets

Northern Electric Telekomunikasyon A.S. (NETAS)     5.2%
Guiness Ghana Ltd.                                  4.0
Al-Ahram (Pyramids) Beverages (GDR)                 3.5
South African Breweries Ltd.                        3.5
Paints & Chemicals Industries (PACHIN) (GDR)        3.3
Akcansa Cimento A.S.                                3.0
Akbank T.A.S. (Ordinary)                            2.8
Johnnies Industrial Corp., Ltd.                     2.8
Torah Portland Cement Company, Egypt                2.8
Banque Libanaise (GDR)                              2.7


                                                  Percent of
Ten Largest Industries                           Net Assets

Banking                                            20.6%
Beverages                                           7.0
Diversified                                         7.0
Beverages & Tobacco                                 6.4
Telecommunications Equipment                        5.2
Industrial - Other                                  3.3
Building Products                                   3.0
Engineering & Construction                          2.8
Merchandising                                       2.7
Retail                                              2.6



EQUITY PORTFOLIO CHANGES

             For the Quarter Ended February 28, 1998

Addition     Liberty Life Association of Africa Ltd.

Deletion     Sun International (Bophuthatswana) Ltd.